OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

December 18, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Value Fund, a series of

     Oppenheimer Series Fund, Inc.
Post-Effective Amendment No. 49 under the Securities Act
and Amendment No. 50 under the Investment Company Act
File Nos. 2-75276; 811-3346

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Value Fund, a series of Oppenheimer Series Fund (the "Fund"). This filing constitutes Post-Effective Amendment No. 49 under the Securities Act and Amendment No. 50 under the Investment Company Act (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

This filing is being made pursuant to Rule 485(a) under the Securities Act, to comply with the requirements of Securities and Exchange Commission ("Commission") Release 33-8998, adopting amendments to Form N-1A that require every prospectus to include a summary section at the front of the prospectus. This filing also includes certain non-material changes

We anticipate that an amendment to the Registration Statement will be filed on or about February 25, 2010, including (i) audited financial statements for the Registrant's fiscal year ended October 30, 2009; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; and (iii) other, non-material changes. The Amendment and the subsequent filing should become effective on February 26, 2010, as indicated on the facing page of this Amendment.

In order to expedite review and achieve consistency in how we address the disclosure requirements of SEC Release 33-8998 we request that you address any comments on this filing, to the undersigned:

Taylor V. Edwards
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281
212-323-0310
tedwards@oppenheimerfunds.com

Very truly yours,

/s/ Amee Kantesaria

Amee Kantesaria
Vice President and Assistant Counsel

                                                                        212.323.5 217

Attachments

cc:     Kramer Levin Naftalis & Frankel LLP

     KPMG LLP
     Kate Ives

Nancy Vann

     Gloria LaFond